Average Annual Total Returns	Government Obligations Fund First American Government Obligations Fund - Class A 1 Year	Government Obligations Fund First American Government Obligations Fund - Class A 5 Years	Government Obligations Fund First American Government Obligations Fund - Class A 10 Years	Government Obligations Fund First American Government Obligations Fund - Class A Inception Date	Government Obligations Fund First American Government Obligations Fund - Class D 1 Year	Government Obligations Fund First American Government Obligations Fund - Class D 5 Years	Government Obligations Fund First American Government Obligations Fund - Class D 10 Years	Government Obligations Fund First American Government Obligations Fund - Class D Inception Date	Government Obligations Fund First American Government Obligations Fund - Class P 1 Year	Government Obligations Fund First American Government Obligations Fund - Class P Since Inception	Government Obligations Fund First American Government Obligations Fund - Class P Inception Date	Government Obligations Fund First American Government Obligations Fund - Class T 1 Year	Government Obligations Fund First American Government Obligations Fund - Class T Since Inception	Government Obligations Fund First American Government Obligations Fund - Class T Inception Date	Government Obligations Fund First American Government Obligations Fund - Class U 1 Year	Government Obligations Fund First American Government Obligations Fund - Class U Since Inception	Government Obligations Fund First American Government Obligations Fund - Class U Inception Date	Government Obligations Fund First American Government Obligations Fund - Class V 1 Year	Government Obligations Fund First American Government Obligations Fund - Class V 5 Years	Government Obligations Fund First American Government Obligations Fund - Class V 10 Years	Government Obligations Fund First American Government Obligations Fund - Class V Inception Date	Government Obligations Fund First American Government Obligations Fund - Class X 1 Year	Government Obligations Fund First American Government Obligations Fund - Class X 5 Years	Government Obligations Fund First American Government Obligations Fund - Class X Since Inception	Government Obligations Fund First American Government Obligations Fund - Class X Inception Date	Government Obligations Fund First American Government Obligations Fund - Class Y 1 Year	Government Obligations Fund First American Government Obligations Fund - Class Y 5 Years	Government Obligations Fund First American Government Obligations Fund - Class Y 10 Years	Government Obligations Fund First American Government Obligations Fund - Class Y Inception Date	Government Obligations Fund First American Government Obligations Fund - Class Z 1 Year	Government Obligations Fund First American Government Obligations Fund - Class Z 5 Years	Government Obligations Fund First American Government Obligations Fund - Class Z 10 Years	Government Obligations Fund First American Government Obligations Fund - Class Z Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A 5 Years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class A Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T 5 Years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class T Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V 5 Years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class V Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X 5 Years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class X Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y 5 Years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Y Inception Date	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 1 Year	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z 5 Years	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z Since Inception	Retail Prime Obligations Fund First American Retail Prime Obligations Fund - Class Z Inception Date	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class A Inception Date		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T 1 Year	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T Since Inception	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class T Inception Date	Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class V Inception Date		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Y Inception Date		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 1 Year		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 5 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z 10 Years		Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund - Class Z Inception Date		Treasury Obligations Fund First American Treasury Obligations Fund - Class A 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class A 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class A Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class D Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class P 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class P Since Inception	Treasury Obligations Fund First American Treasury Obligations Fund - Class P Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class T 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class T Since Inception	Treasury Obligations Fund First American Treasury Obligations Fund - Class T Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class V Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class X 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class X Since Inception	Treasury Obligations Fund First American Treasury Obligations Fund - Class X Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Y Inception Date	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 1 Year	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 5 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z 10 Years	Treasury Obligations Fund First American Treasury Obligations Fund - Class Z Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class A Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class D Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T Since Inception	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class T Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class V Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Y Inception Date	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 1 Year	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 5 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z 10 Years	U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund - Class Z Inception Date	Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class T Inception Date		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class V Inception Date		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Y Inception Date		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 1 Year		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 5 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z 10 Years		Institutional Prime Obligations Fund First American Institutional Prime Obligations Fund - Class Z Inception Date
Total	0.01%	0.60%	0.30%	Sep. 24, 2001	0.01%	0.69%	0.35%	Jan. 21, 1995	0.03%	1.06%	Dec. 18, 2017	0.01%	0.01%	Sep. 18, 2020	0.03%	1.07%	Feb. 26, 2018	0.01%	0.89%	0.46%	Mar. 31, 2006	0.03%	1.01%	0.92%	Apr. 05, 2016	0.01%	0.79%	0.40%	Mar. 01, 1990	0.02%	0.98%	0.52%	Dec. 01, 2003	0.01%	0.80%	0.73%	Jul. 18, 2016	0.01%	0.98%	0.93%	Jul. 18, 2016	0.01%	1.05%	1.00%	Jul. 18, 2016	0.02%	1.18%	1.15%	Sep. 18, 2016	0.01%	0.95%	0.89%	Jul. 18, 2016	0.01%	1.13%	1.08%	Jul. 18, 2016	0.01%	[1]	0.36%	[1]	0.18%	[1]	Sep. 24, 2001	[1]	0.01%	0.01%	Sep. 18, 2020	0.01%	[2]	0.66%	[2]	0.35%	[2]	Mar. 31, 2006	[2]	0.01%	[3]	0.55%	[3]	0.29%	[3]	Jan. 09, 1995	[3]	0.01%	[4]	0.73%	[4]	0.39%	[4]	Dec. 01, 2003	[4]	0.01%	0.60%	0.30%	Sep. 24, 2001	0.01%	0.69%	0.35%	Oct. 04, 1993	0.02%	1.05%	Dec. 18, 2017	0.01%	0.01%	Sep. 18, 2020	0.01%	0.89%	0.45%	Mar. 31, 2006	0.02%	1.01%	0.91%	Apr. 05, 2016	0.01%	0.79%	0.39%	Jan. 24, 1995	0.02%	0.98%	0.51%	Dec. 01, 2003	none	0.58%	0.29%	Oct. 25, 2004	none	0.67%	0.33%	Oct. 25, 2004	none	none	Sep. 18, 2020	none	0.86%	0.44%	Mar. 31, 2006	none	0.76%	0.38%	Oct. 25, 2004	0.01%	0.94%	0.48%	Oct. 25, 2004	none	[5]	0.96%	[5]	0.49%	[5]	Sep. 24, 2001	[5]	none	[6]	1.03%	[6]	0.54%	[6]	Mar. 31, 2006	[6]	none	[7]	0.93%	[7]	0.47%	[7]	Mar. 01, 1990	[7]	0.05%	[8]	1.15%	[8]	0.62%	[8]	Aug. 01, 2003	[8]

[1]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[2]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[3]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[4]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[5]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[6]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[7]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[8]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.